Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net profit attributable to owners of the parent	$ 278,115	$ 439,830	$ 427,697
Number of common shares in circulation	263,196,524	263,196,524	263,196,524
Basic earnings per share (US$ per share)	$ 1.0567	$ 1.6711	$ 1.6250